                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                                    811-5950

                      (Investment Company Act File Number)

                         Money Market Obligations Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 3/31/06
                                     -------

               Date of Reporting Period: Six months ended 9/30/05
                            ------------------------

Item 1.           Reports to Stockholders

Federated
World-Class Investment Manager

Tax-Free Instruments Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2005

Investment Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Investment Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2005		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009		0.008	0.004	0.010	0.018	0.034
Less Distributions:
Distributions from net investment income	(0.009)		(0.008)	(0.004)	(0.010)	(0.018)	(0.034)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	0.89	% [2]	0.75%	0.39%	0.83%	1.77%	3.52%

Ratios to Average Net Assets:
Net expenses	0.75	% [3]	0.75%	0.75%	0.75%	0.74%	0.74%
Net investment income	1.76	% [3]	0.76%	0.39%	0.81%	1.72%	3.46%
Expense waiver/reimbursement [4]	0.18	% [3]	0.17%	0.16%	0.16%	0.15%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,514,650		$2,511,672	$2,461,922	$2,239,708	$2,012,410	$1,909,380

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on total returns. (See Notes to Financial Statements, Note 5.)

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -
Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2005		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010		0.009	0.006	0.008	0.019	0.036
Less Distributions:
Distributions from net investment income	(0.010)		(0.009)	(0.006)	(0.008)	(0.019)	(0.036)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	0.97	% [2]	0.92%	0.56%	0.98%	1.92%	3.67%

Ratios to Average Net Assets:
Net expenses	0.58	% [3]	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income	1.93	% [3]	0.92%	0.55%	0.97%	1.86%	3.60%
Expense waiver/reimbursement [4]	0.28	% [3]	0.27%	0.26%	0.30%	0.30%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$193,758		$220,681	$209,039	$375,724	$382,331	$401,942

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on total returns. (See Notes to Financial Statements, Note 5.)

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/2005	Ending Account Value 9/30/2005	Expenses Paid During Period [1]
Actual:
Investment Shares	$1,000	$1,008.90	$3.78
Institutional Service Shares	$1,000	$1,009.70	$2.92
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,021.31	$3.80
Institutional Service Shares	$1,000	$1,022.16	$2.94

1 Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Investment Shares	0.75%
Institutional Service Shares	0.58%

Portfolio of Investments Summary Tables

At September 30, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Instruments	81.6%
Municipal Notes	13.0%
Commercial Paper	4.1%
Other Assets and Liabilities - Net [2]	1.3%
TOTAL	100.0%

At September 30, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Net Assets		Moody's Short-Term Ratings [5] as Percentage of Total Net Assets
A-1+	65.2%	Prime-1	89.4%
A-1	26.1%
A-2	2.4%	Prime-2	2.8%
Not rated by S&P	5.0%	Not rated by Moody's	6.5%
Other Assets and Liabilities - Net [2]	1.3%	Other Assets and Liabilities - Net [2]	1.3%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 See Statement of Assets and Liabilities.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit- quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 4.4% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate instruments rated VMIG-1 and VMIG-2, respectively.

At September 30, 2005, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	83.0%
8-30 Days	2.0%
31-90 Days	3.2%
91-180 Days	3.8%
181 Days or more	6.7%
Other Assets and Liabilities - Net [2]	1.3%
TOTAL	100.0%

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

September 30, 2005 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--98.7%
		Alabama--2.9%
$70,000,000		Birmingham, AL, Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC)	$70,000,000
8,000,000		Jefferson County, AL, Sewer System, Warrants (Series 2002 C-3) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of America N.A. LIQ)	8,000,000
		TOTAL	78,000,000
		Alaska--0.9%
4,150,000	[1]	Alaska State Housing Finance Corp., MERLOTS (Series 2005 A8) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	4,150,000
21,000,000		Valdez, AK, Marine Terminal, (Series 1994C), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2006	21,000,000
		TOTAL	25,150,000
		Arizona--1.3%
4,325,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	4,325,000
4,809,000		Arizona Health Facilities Authority, (Series 2002) Weekly VRDNs (Royal Oaks Life Care Community)/(LaSalle Bank, N.A. LOC)	4,809,000
5,985,000		Maricopa County, AZ, IDA, (Series 1984) Weekly VRDNs (Gannett Co., Inc.)	5,985,000
1,000,000		Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC)	1,000,000
5,000,000	[1]	Maricopa County, AZ, IDA, PUTTERs (Series 420) Weekly VRDNs (Catholic Healthcare West)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC)	5,000,000
7,325,000	[1]	Phoenix, AZ IDA,( PT-479) Weekly VRDNs (Sunset Ranch Apartments)/(FHLMC GTD)/(FHLMC LIQ)	7,325,000
35,000		Pima County, AZ IDA Weekly VRDNs (A & P Investments)/(J.P. Morgan Chase Bank, N.A. LOC)	35,000
4,205,853		Pima County, AZ IDA Weekly VRDNs (BJR Investments, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	4,205,853
2,400,000		Pima County, AZ IDA, (Series 2002A) Weekly VRDNs (La Posada at Park Centre, Inc.)/(LaSalle Bank, N.A. LOC)	2,400,000
		TOTAL	35,084,853
		Arkansas--0.0%
1,000,000		Arkansas Development Finance Authority, (Series 2001) Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank N.A. LOC)	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		California--3.8%
$28,450,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-7) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	$28,450,000
1,210,000	[1]	California State Public Works Board, Variable Rate Certificates (Series 2000B) Weekly VRDNs (Regents of University of California)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	1,210,000
21,000,000		California State, Economic Recovery Bonds (Series 2004C-15) Weekly VRDNs (California State Fiscal Recovery Fund)/(FSA INS)/(Dexia Credit Local LIQ)	21,000,000
49,275,000		California Statewide Communities Development Authority, (Series 2004M) Weekly VRDNs (Kaiser Permanente)	49,275,000
2,800,000		Fresno, CA, (Series 2000C) Weekly VRDNs (Trinity Healthcare Credit Group)	2,800,000
		TOTAL	102,735,000
		Colorado--3.7%
13,200,000	[1]	Adams County, CO, TICs/TOCs (Series 2005-T) Weekly VRDNs (Platte Valley Medical Center)/(MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ)	13,200,000
3,215,000	[1]	Colorado Department of Transportation, ROCs (Series 4046) Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,215,000
1,425,000		Colorado Health Facilities Authority, (Series 1998 F) Weekly VRDNs (Developmental Disabilities Center)/(J.P. Morgan Chase Bank, N.A. LOC)	1,425,000
2,290,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Services, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	2,290,000
120,000		Colorado Health Facilities Authority, (Series 1998E) Weekly VRDNs (Arkansas Valley)/(J.P. Morgan Chase Bank, N.A. LOC)	120,000
570,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC)	570,000
1,100,000		Colorado Postsecondary Educational Facilities, (Series 1997) Weekly VRDNs (Waldorf School Association of Boulder, Inc. - Shining Mountain Waldorf School)/(Key Bank, N.A. LOC)	1,100,000
600,000		Colorado Springs, CO, Utility System, IDRB's (Series 1996) Weekly VRDNs (Micro Metals, Inc.)/(U.S. Bank, N.A. LOC)	600,000
40,000,000	[1]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)	40,000,000
3,745,000		Mesa County, CO, (Series 1996) Weekly VRDNs (3D Systems Corp.)/(Wells Fargo Bank, N.A., Minnesota LOC)	3,745,000
8,705,000		Moffat County, CO, PCR (Series 1984) Weekly VRDNs (Tri-State Generation and Transmission Association)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	8,705,000
17,125,000		Traer Creek Metropolitan Distirct, CO, (Series 2002) Weekly VRDNs (BNP Paribas SA LOC)	17,125,000
7,400,000		Traer Creek Metropolitan Distirct, CO, (Series 2004) Weekly VRDNs (BNP Paribas SA LOC)	7,400,000
		TOTAL	99,495,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Connecticut--2.1%
$2,500,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(J.P. Morgan Chase Bank, N.A. LOC)	$2,500,000
3,100,000		Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC)	3,100,000
1,000,000		Connecticut Development Authority Health Care Revenue, (Series 1999) Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC)	1,000,000
2,500,000		Connecticut Development Authority, (Series 1997A) Weekly VRDNs (Bradley Airport Hotel)/(KBC Bank N.V. LOC)	2,500,000
735,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Boys & Girls Club of Greenwich)/(Allied Irish Banks PLC LOC)	735,000
800,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Ethel Walker School)/(Allied Irish Banks PLC LOC)	800,000
1,470,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Washington Montessori School)/(Wachovia Bank N.A. LOC)	1,470,000
1,455,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Charlotte Hungerfield Hospital)/(Bank of America N.A. LOC)	1,455,000
3,500,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ)	3,500,000
9,745,000	[1]	Connecticut State HFA, Variable Rate Certificates (Series 1998S) Weekly VRDNs (Bank of America N.A. LIQ)	9,745,000
4,200,000		Connecticut State Transportation Infrastructure Authority, (2000 Series 1) Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ)	4,200,000
6,800,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ)	6,800,000
5,555,000		New Britain, CT, (Series 1999) Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	5,555,000
7,000,000		New Britain, CT, (Series 2005) Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	7,000,000
6,260,000		New Britain, CT, 4.00% BANs, 4/6/2006	6,298,988
		TOTAL	56,658,988
		District of Columbia--1.8%
5,345,000	[1]	District of Columbia HFA, Roaring Fork (Series 1999-2) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	5,345,000
8,330,000	[1]	District of Columbia Water & Sewer Authority, MERLOTS (Series 2000 A11), 2.11% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	8,330,000
18,330,000	[1]	District of Columbia, (PT-372A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	18,330,000
11,260,000	[1]	District of Columbia, (PT-372B) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	11,260,000
6,020,000		District of Columbia, (Series 1997) Weekly VRDNs (Children's Defense Fund)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	6,020,000
		TOTAL	49,285,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Florida--0.8%
$8,100,000		Dade County, FL IDA, (Series 1993) Daily VRDNs (Florida Power & Light Co.)	$8,100,000
3,700,000		Florida HFA, (1985 Series SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC)	3,700,000
5,440,000	[1]	Florida Housing Finance Corp., (PT-1345) Weekly VRDNs (Lake Forest Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,440,000
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(Heinz (H.J.) Co. GTD)	3,800,000
1,800,000		Palm Beach County, FL, (Series 2000) Weekly VRDNs (Norton Gallery and School of Art, Inc.)/(Bank of America N.A. LOC)	1,800,000
		TOTAL	22,840,000
		Georgia--2.7%
5,000,000	[1]	Atlanta, GA Airport General Revenue, (PA-916R) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	5,000,000
8,045,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, (Series 2005B-2), 2.60% CP (Bayerische Landesbank (GTD), Calyon, Paris, Landesbank Baden-Wuerttemberg (GTD) and Wachovia Bank N.A. LOCs), Mandatory Tender 10/3/2005	8,045,000
4,658,000	[1]	Atlanta, GA Water & Wastewater, ROCs (Series 324) Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	4,658,000
8,330,000		Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC)	8,330,000
10,000,000		Clayton County, GA School District, (Series 2005), 3.25% TANs, 12/23/2005	10,011,202
10,000,000		De Kalb Private Hospital Authority, GA, (Series 1994B) Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC)	10,000,000
2,865,000		Georgia State Municipal Gas Authority, (Series B) Weekly VRDNs (Bayerische Landesbank (GTD), Credit Suisse, Zurich, J.P. Morgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs)	2,865,000
4,500,000		Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank (GTD), J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs)	4,500,000
6,270,000	[1]	Georgia State, PUTTERs (Series 440) Weekly VRDNs (PNC Bank, N.A. LIQ)	6,270,000
10,175,000		Municipal Electric Authority of Georgia, (Series 1985A), 2.64% CP (Landesbank Hessen-Thueringen (GTD) LOC), Mandatory Tender 10/3/2005	10,175,000
3,985,000		Newnan, GA Housing Authority, (Series 2002) Weekly VRDNs (Summit Point Apartments)/(Columbus Bank and Trust Co., GA LOC)	3,985,000
		TOTAL	73,839,202
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Hawaii--1.1%
$1,515,000	[1]	Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15) Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ)	$1,515,000
7,500,000		Hawaii State Department of Budget & Finance, (Series 2004B-1) Weekly VRDNs (Hawaii Pacific Health)/(Radian Asset Assurance INS)/(Bank of Nova Scotia, Toronto LIQ)	7,500,000
11,900,000	[1]	Hawaii State, (Series 2001-738) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	11,900,000
7,640,000	[1]	Hawaii State, ROCs (Series 1044) Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	7,640,000
		TOTAL	28,555,000
		Illinois--5.4%
10,000,000	[1]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 1998-14) Weekly VRDNs (Cook County, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	10,000,000
24,000,000		Chicago, IL Board of Education, (Series 2004D) Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ)	24,000,000
4,945,000	[1]	Chicago, IL O'Hare International Airport, MERLOTS (Series 2002 A25) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	4,945,000
10,000,000	[1]	Chicago, IL, Variable Rate Certificates (Series 1998M) Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	10,000,000
13,680,000	[1]	Clipper Tax-Exempt Certificates Trust (Illinois Non-AMT) (Series 2005-21) Weekly VRDNs (FSA INS)/(State Street Bank and Trust Co. LIQ)	13,680,000
1,000,000		Illinois Development Finance Authority IDB Weekly VRDNs (Aurora Central Catholic High School)/(Allied Irish Banks PLC LOC)	1,000,000
4,170,000		Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (St. Paul's House)/(LaSalle Bank, N.A. LOC)	4,170,000
6,845,000		Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Loyola Academy)/(J.P. Morgan Chase Bank, N.A. LOC)	6,845,000
2,675,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Kohl Children's Museum of Greater Chicago, Inc.)/(Fifth Third Bank, Cincinnati LOC)	2,675,000
5,000,000		Illinois Health Facilities Authority, (Series 2003) Weekly VRDNs (Herman M. Finch University)/(J.P. Morgan Chase Bank, N.A. LOC)	5,000,000
1,200,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC)	1,200,000
5,660,000	[1]	Illinois State Toll Highway Authority, PUTTERs (Series 999) Weekly VRDNs (FSA INS)/(Dresdner Bank AG, Frankfurt LIQ)	5,660,000
5,555,000	[1]	Illinois State, (Series 2001-636) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	5,555,000
22,495,000	[1]	Illinois State, Class A Certificates (Series 2002-189) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ)	22,495,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Illinois--continued
$7,045,000	[1]	Regional Transportation Authority, IL, AUSTIN (Series 2003C) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	$7,045,000
8,820,000	[1]	Regional Transportation Authority, IL, MERLOTS (Series 2001-A48) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	8,820,000
9,925,000	[1]	Regional Transportation Authority, IL, MERLOTS (Series 2002-A24) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	9,925,000
4,000,000		Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse, Zurich LOC)	4,000,000
		TOTAL	147,015,000
		Indiana--2.7%
8,850,000		Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger Co.)/ (U.S. Bank, N.A. LOC)	8,850,000
9,500,000		Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC)	9,500,000
1,680,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A., Minnesota LOC)	1,680,000
32,000,000		Indiana Health & Educational Facility Financing Authority, (Series 2005B) Weekly VRDNs (Parkview Health System Obligated Group)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	32,000,000
3,100,000		Indiana Health Facility Financing Authority, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC)	3,100,000
2,390,000	[1]	Indiana State HFA, MERLOTS (Series 2001-A2) Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,390,000
3,935,000		Jasper County, IN EDA, (Series 1998A) Weekly VRDNs (Oak Grove Christian Retirement Village, Inc.)/(Fifth Third Bank, Cincinnati LOC)	3,935,000
7,000,000		Richmond, IN, EDA Weekly VRDNs (Gannett Co., Inc.)	7,000,000
5,060,000		Winona Lake, IN, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC)	5,060,000
		TOTAL	73,515,000
		Iowa--0.3%
6,915,000		Iowa Falls, IA, (Series 1998) Weekly VRDNs (Christensen Farms Midwest LLC)/(Harris, N.A. LOC)	6,915,000
550,000		Iowa Finance Authority, (Series 1996) Weekly VRDNs (Wittern Realty, Inc. Project)/(Wells Fargo Bank, N.A., Minnesota LOC)	550,000
		TOTAL	7,465,000
		Kansas--0.3%
6,000,000		Manhattan, KS, IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC)	6,000,000
1,215,000	[1]	Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	1,215,000
		TOTAL	7,215,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Kentucky--0.4%
$3,000,000		Calvert City, KY Pollution Control, (Series 1993A) Weekly VRDNs (Air Products & Chemicals, Inc.)	$3,000,000
1,000,000		Calvert City, KY Pollution Control, (Series 1993B) Weekly VRDNs (Air Products & Chemicals, Inc.)	1,000,000
3,940,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris, N.A. LOC)	3,940,000
2,645,000		Wilmore, KY, (Series 1999) Weekly VRDNs (United Methodist Retirement Community, Inc.)/(Allied Irish Banks PLC LOC)	2,645,000
		TOTAL	10,585,000
		Louisiana--1.3%
6,000,000	[1]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT) (Series 2002-17) Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	6,000,000
2,200,000		Iberville Parish, LA, (Series 1992) Weekly VRDNs (Air Products & Chemicals, Inc.)	2,200,000
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC)	3,000,000
12,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2002) Weekly VRDNs (Isidore Newman School)/(SunTrust Bank LOC)	12,000,000
12,860,000	[1]	Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004 FR/RI-F4) Weekly VRDNs (Carlyle Apartments)/(Lehman Brothers Holdings, Inc. SWP)	12,860,000
		TOTAL	36,060,000
		Maryland--0.2%
4,530,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,530,000
490,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2001C) Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(LaSalle Bank, N.A. LOC)	490,000
		TOTAL	5,020,000
		Massachusetts--12.2%
12,000,000	[1]	ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT) (Series 1998-12) Weekly VRDNs (Massachusetts Water Resources Authority)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	12,000,000
14,590,700		Canton, MA, (Series B), 4.00% BANs, 6/2/2006	14,694,961
14,926,000	[1]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT) (Series 2000-2), 2.90% TOBs (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 2/2/2006	14,926,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Massachusetts--continued
$9,500,000	[1]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT) (Series 2001-4), 2.82% TOBs (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 3/9/2006	$9,500,000
17,800,000		Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ)	17,800,000
1,950,000	[1]	Commonwealth of Massachusetts, MACON (Series 2005C) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ)	1,950,000
4,960,000	[1]	Commonwealth of Massachusetts, MERLOTS (Series 2002-A9) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	4,960,000
22,675,000	[1]	Commonwealth of Massachusetts, PUTTERs (Series 443) Weekly VRDNs (FGIC, FSA INS) and J.P. Morgan Chase Bank, N.A. LIQs)	22,675,000
2,950,000	[1]	Commonwealth of Massachusetts, Roaring Forks (Series 2003-10) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	2,950,000
10,000,000		Everett, MA, 4.00% BANs, 9/8/2006	10,089,070
11,500,000	[1]	Massachusetts Bay Transit Authority Assessment Bonds, TICs/TOCs (Series 2004-D) Weekly VRDNs (Goldman Sachs Group, Inc. LIQ)	11,500,000
4,000,000	[1]	Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series 2000H) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	4,000,000
18,215,000	[1]	Massachusetts Bay Transportation Authority Sales Tax Revenue, PUTTERs (Series 442) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)	18,215,000
20,000,000		Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ)	20,000,000
3,245,000		Massachusetts HEFA, (Series E) Weekly VRDNs (Simmons College)/(AMBAC INS)/(Bank of America N.A. LIQ)	3,245,000
10,165,000	[1]	Massachusetts HEFA, MERLOTS (Series 2000-T) Weekly VRDNs (Simmons College)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	10,165,000
15,000,000		Massachusetts IFA, (Series 1992B), 2.73% CP (New England Power Co.), Mandatory Tender 10/19/2005	15,000,000
14,335,000		Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/(Bank of America N.A. LOC)	14,335,000
6,200,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(Citizens Bank of Massachusetts LOC)	6,200,000
4,134,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/(Bank of America N.A. LOC)	4,134,000
2,065,000		Massachusetts IFA, (Series 1997) Weekly VRDNs (Massachusetts Society for the Prevention of Cruelty to Animals)/(Bank of America N.A. LOC)	2,065,000
10,960,000		Massachusetts IFA, (Series 1997) Weekly VRDNs (Mount Ida College)/(Bank of America N.A. LOC)	10,960,000
5,500,000	[1]	Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674) Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	5,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Massachusetts--continued
$5,120,000	[1]	Massachusetts State College Building Authority, MERLOTS (Series 2000-B11) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	$5,120,000
4,060,000		Massachusetts State Development Finance Agency Weekly VRDNs (YOU, Inc.)/(Lloyds TSB Bank PLC, London LOC)	4,060,000
10,265,000		Massachusetts State Development Finance Agency, (Series 2000) Weekly VRDNs (Wentworth Institute of Technology, Inc.)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	10,265,000
7,045,000		Massachusetts State Development Finance Agency, (Series 2001) Weekly VRDNs (The Children's Museum)/(Citizens Bank of Massachusetts LOC)	7,045,000
2,890,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Bank of New York LOC)	2,890,000
1,360,000		Massachusetts State Development Finance Agency, (Series 2003) Weekly VRDNs (Boston College High School)/(Citizens Bank of Massachusetts LOC)	1,360,000
10,000,000		Massachusetts State Development Finance Agency, (Series 2004A) Weekly VRDNs (Northfield Mount Hermon School)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ)	10,000,000
2,000,000		Massachusetts State Development Finance Agency, (Series 2004B) Weekly VRDNs (Northfield Mount Hermon School)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ)	2,000,000
10,000,000		Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(Citizens Bank of Massachusetts LIQ)	10,000,000
10,000,000	[1]	Massachusetts State HFA, MERLOTS (Series 1999H) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	10,000,000
11,350,000	[1]	Massachusetts Turnpike Authority, Floater Certificates (Series 2000-335) Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	11,350,000
5,090,000	[1]	Massachusetts Water Pollution Abatement Trust Pool, (PT-1185) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	5,090,000
1,100,000	[1]	Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS (Series 1999N) Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,100,000
1,025,000		Massachusetts Water Resources Authority, (Series 2000B) Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	1,025,000
5,048,748		Ralph C. Mahar, MA Regional School District, 3.75% BANs, 7/14/2006	5,089,178
7,700,000		Woburn, MA, 3.50% BANs, 10/7/2005	7,701,242
		TOTAL	330,959,451
		Minnesota--0.2%
3,000,000	[1]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT) (Series 2000-8) Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	3,000,000
755,000		Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank, N.A., Minnesota LOC)	755,000
405,000		New Hope, MN, (Series 1994) Weekly VRDNs (National Beauty)/(Wells Fargo Bank, N.A., Minnesota LOC)	405,000
		TOTAL	4,160,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Mississippi--0.9%
$5,560,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA LOC)	$5,560,000
8,480,000	[1]	Mississippi Hospital Equipment & Facilities Authority, (Series 2004 FR/RI-L70) Weekly VRDNs (Baptist Memorial Healthcare)/(Lehman Brothers Holdings, Inc. LIQ)	8,480,000
4,320,000	[1]	Mississippi State, ROCs (Series 1043) Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	4,320,000
7,000,000		Mississippi State, UT GO, 4.00% RANs, 4/1/2006	7,036,062
		TOTAL	25,396,062
		Missouri--1.3%
6,847,000		Branson Creek, MO Community Improvement District, Special Assessment Bonds (Series 2002) Weekly VRDNs (Regions Bank, Alabama LOC)	6,847,000
1,680,000		Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer Sales, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC)	1,680,000
5,900,000		Missouri State HEFA, (Series 2002) Weekly VRDNs (Barstow School)/(Commerce Bank, N.A., Kansas City LOC)	5,900,000
20,000,000	[1]	St. Louis, MO, SPEARs (DB-161) Weekly VRDNs (Lambert-St. Louis International Airport)/(MBIA Insurance Corp. INS)/(Deutsche Bank AG LIQ)	20,000,000
		TOTAL	34,427,000
		Multi State--7.6%
17,072,376	[1]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC)	17,072,376
5,770,000	[1]	Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC)	5,770,000
34,300,000	[1]	Charter Mac Floater Certificates Trust I, (Nat-1 Series) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A., Bayerische Landesbank (GTD), Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg (GTD), Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs)	34,300,000
22,500,000	[1]	Charter Mac Floater Certificates Trust I, (Nat-2 Series) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A., Bayerische Landesbank (GTD), Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg (GTD), Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs)	22,500,000
29,482,000	[1]	Clipper Tax-Exempt Certificates Trust (AMT MultiState) (Series 1999-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ)	29,482,000
29,918,000	[1]	Clipper Tax-Exempt Certificates Trust (AMT Multistate) (Series 2002-09) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs)	29,918,000
22,000,000	[1]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT) (Series 2003-05) Weekly VRDNs (FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs)	22,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Multi State--continued
$8,550,000	[1]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT) (Series 2005-26) Weekly VRDNs (State Street Bank and Trust Co. LIQ)	$8,550,000
24,764,000	[1]	Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate) (Series 1998-2) Weekly VRDNs (State Street Bank and Trust Co. LIQ)	24,764,000
1,757,897	[1]	Koch Floating Rate Trust (Multistate Non-AMT) (Series 1999-2) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	1,757,897
10,790,000	[1]	TICs/TOCs MuniMae Trust (Series 2002-1M) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank (GTD) LIQ)	10,790,000
		TOTAL	206,904,273
		Nebraska--0.6%
9,100,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(LaSalle Bank, N.A. LOC)	9,100,000
700,000		Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC)	700,000
615,000		Douglas County, NE, Industrial Development Revenue Refunding Bonds (Series 1994) Weekly VRDNs (Omaha Fixture Manufacturing Project)/ (J.P. Morgan Chase Bank, N.A. LOC)	615,000
379,000		Nebraska Investment Finance Authority, (Series 2001 F) Weekly VRDNs (FHLB of Topeka LIQ)	379,000
6,290,000	[1]	Nebraska Investment Finance Authority, MERLOTS (Series 1999A) Weekly VRDNs (Wachovia Bank N.A. LIQ)	6,290,000
		TOTAL	17,084,000
		Nevada--0.5%
13,800,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2005E-1) Weekly VRDNs (FGIC INS)/(Bayerische Landesbank and Landesbank Baden-Wuerttemberg LIQs)	13,800,000
		New Hampshire--0.3%
6,175,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2003) Weekly VRDNs (RiverWoods at Exeter)/(Bank of America N.A. LOC)	6,175,000
1,050,000	[1]	New Hampshire State HFA, MERLOTS (Series 2002-A4) Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,050,000
		TOTAL	7,225,000
		New Jersey--4.7%
5,100,000		Audubon, NJ School District, 4.25% GANs, 9/8/2006	5,150,940
7,320,781		Beachwood, NJ, 4.00% BANs, 9/1/2006	7,366,269
6,000,000		Clifton, NJ, 4.00% BANs, 8/24/2006	6,048,457
3,889,000		Hazlet Township, NJ, 4.00% BANs, 8/4/2006	3,922,358
5,729,273		Hillsdale Borough, NJ, 3.50% BANs, 3/31/2006	5,747,250
5,040,000		Keyport Borough, NJ, 4.00% BANs, 8/10/2006	5,081,952
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		New Jersey--continued
$18,983,000		Lakewood Township, NJ, 4.00% BANs, 7/28/2006	$19,165,081
2,400,700		Little Egg Harbor Township, NJ, 3.75% BANs, 4/5/2006	2,410,805
11,534,950		Millstone Township, NJ, 3.50% BANs, 3/1/2006	11,566,966
10,500,000		New Jersey EDA, (Series 1998) Daily VRDNs (Mount Olive Industrial Realty Co. LLC)/(Bank of New York LOC)	10,500,000
3,200,000		New Jersey EDA, (Series 1998) Weekly VRDNs (Job Haines Home)/(PNC Bank, N.A. LOC)	3,200,000
11,430,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC)	11,430,000
7,150,000		New Jersey Health Care Facilities Financing Authority, (Series 2004A-1) Weekly VRDNs (Bayshore Community Hospital, NJ)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	7,150,000
7,500,000	[1]	New Jersey State Transportation Trust Fund Authority, Floater Certificates (Series 1998-54) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	7,500,000
2,500,000	[1]	Newark, NJ Housing Authority, (PA-1268) Weekly VRDNs (Port Authority-Port Newark Marine Terminal)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	2,500,000
4,755,000		Pilesgrove Township, NJ, 4.25% BANs, 9/1/2006	4,801,519
5,619,576		Saddle Brook Township, NJ, 3.75% BANs, 2/2/2006	5,637,200
4,100,000		Salem County, NJ Improvement Authority, (Series 2004) Weekly VRDNs (Friends Home At Woodstown, Inc.)/(Bank of America N.A. LOC)	4,100,000
4,000,000		Stafford Township, NJ Board of Education, 3.75% GANs, 7/7/2006	4,029,444
		TOTAL	127,308,241
		New Mexico--2.5%
2,000,000		Albuquerque, NM, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC)	2,000,000
13,236,000	[1]	Clipper Tax-Exempt Certificates Trust (New Mexico-AMT) (Series 2005-15) Weekly VRDNs (New Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	13,236,000
31,851,277		New Mexico Mortgage Finance Authority, (Series 2005), 3.71625% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 3/1/2006	31,851,277
19,995,000	[1]	New Mexico State Finance Authority Transportation Revenue, (Series 2004-211) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ)	19,995,000
		TOTAL	67,082,277
		New York--5.7%
2,605,000	[1]	ABN AMRO MuniTOPS Certificates Trust (New York Non-AMT) (Series 1999-2) Weekly VRDNs (Metropolitan Transportation Authority, NY)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	2,605,000
1,465,000		Albany, NY IDA, (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs (Albany Local Development Corp.)/(Key Bank, N.A. LOC)	1,465,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		New York--continued
$9,500,000		Clinton County, NY, 3.75% BANs, 7/20/2006	$9,566,454
1,500,000		Long Island Power Authority, NY, (Series 2003D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	1,500,000
57,000,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund (Series 2005A) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Citibank N.A., New York LIQ)	57,000,000
3,900,000	[1]	Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,900,000
1,910,000		Monroe County, NY IDA, (Series 2002A) Weekly VRDNs (Monroe Community College Association, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,910,000
1,000,000		New York City, NY Housing Development Corp., (Series 2004 A) Weekly VRDNs (West 61st Street Associates LLC)/(HSBC Bank USA LOC)	1,000,000
25,000,000		New York City, NY Municipal Water Finance Authority, (Series 6), 2.78% CP, Mandatory Tender 12/22/2005	25,000,000
2,500,000		New York City, NY Transitional Finance Authority, (1999 Subseries A-2) Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ)	2,500,000
9,420,000	[1]	New York City, NY Transitional Finance Authority, MERLOTS (Series 2002-A40) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	9,420,000
8,100,000		New York City, NY, (1994 Series H-4) Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ)	8,100,000
380,000		New York City, NY, (1995 Series F-4) Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LOC)	380,000
3,845,000		New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Park Ridge Hospital, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	3,845,000
2,500,000		New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Pratt Institute)/(Radian Asset Assurance INS)/(Citibank N.A., New York LIQ)	2,500,000
1,000,000	[1]	New York State Dormitory Authority, MERLOTS (Series 2001-A30) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	1,000,000
9,850,000	[1]	New York State Dormitory Authority, MERLOTS (Series 2002-A56) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	9,850,000
10,000,000		Patchogue-Medford, NY Union Free School District, 4.00% TANs, 6/22/2006	10,083,050
2,500,000	[1]	Tobacco Settlement Financing Corp., NY, (PA-1156) Weekly VRDNs (New York State)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,500,000
		TOTAL	154,124,504
		North Carolina--2.7%
1,600,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,600,000
2,500,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2003) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC)	2,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		North Carolina--continued
$1,900,000		McDowell County, NC Industrial Facilities and PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co., Winston-Salem LOC)	$1,900,000
2,500,000		Mecklenburg County, NC, (Series 2004B) Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ)	2,500,000
5,000,000		New Hanover County, NC PCR Financial Authority, (Series 1984) Weekly VRDNs (American Hoist & Derrick Co. Project)/(Bank of America N.A. LOC)	5,000,000
2,300,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Mars Hill College)/(Branch Banking & Trust Co., Winston-Salem LOC)	2,300,000
4,585,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC)	4,585,000
3,000,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester Academy, Inc.)/(Wachovia Bank N.A. LOC)	3,000,000
575,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC)	575,000
4,900,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC)	4,900,000
4,700,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co., Winston-Salem LOC)	4,700,000
4,000,000	[1]	North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2002-A22) Weekly VRDNs (Wachovia Bank N.A. LIQ)/(U.S. Treasury PRF 1/1/2022 @100)	4,000,000
1,415,000	[1]	North Carolina Eastern Municipal Power Agency, Macon Trust (Series 2005G) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ)	1,415,000
1,535,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (Catawba College)/(Wachovia Bank N.A. LOC)	1,535,000
2,000,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina Wesleyan College)/(RBC Centura Bank LOC)	2,000,000
2,250,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Greensboro Montessory School)/(Wachovia Bank N.A. LOC)	2,250,000
6,525,000		North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wachovia Bank N.A. LOC)	6,525,000
3,675,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	3,675,000
1,700,000		North Carolina Medical Care Commission, (Series 2001B) Weekly VRDNs (Moses H. Cone Memorial)	1,700,000
1,700,000		North Carolina Medical Care Commission, (Series 2003C) Weekly VRDNs (Givens Estates)/(Bank of Scotland, Edinburgh LOC)	1,700,000
5,000,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co., Winston-Salem LOC)	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		North Carolina--continued
$4,000,000		North Carolina Medical Care Commission, (Series 2005B) Weekly VRDNs (United Methodist Retirement Homes)/(Branch Banking & Trust Co., Winston-Salem LOC)	$4,000,000
4,970,000	[1]	North Carolina Municipal Power Agency No. 1, PUTTERs (Series 341) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	4,970,000
		TOTAL	72,330,000
		Ohio--3.9%
9,630,000	[1]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT) (Series 2002-6) Weekly VRDNs (Monroe, OH Local School District)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	9,630,000
5,755,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC)	5,755,000
5,405,000		Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris, N.A. LIQ)	5,405,000
8,000,000	[1]	Cleveland, OH Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ)	8,000,000
4,215,000		Cuyahoga County, OH Health Care Facilities, (Series 2001) Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC)	4,215,000
2,500,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC)	2,500,000
2,500,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002A) Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(J.P. Morgan Chase Bank, N.A. LOC)	2,500,000
1,500,000		Hamilton County, OH Hospital Facilities Authority, Series B Revenue Bonds Weekly VRDNs (Health Alliance of Greater Cincinnati)/(MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ)	1,500,000
6,735,000		Hamilton County, OH, (Series 2001A) Weekly VRDNs (MLB Hilltop Health Facilities, Inc.)/(FirstMerit Bank, N.A. LOC)	6,735,000
5,000,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Bank of New York and Citizens Bank of Pennsylvania LOCs)	5,000,000
13,565,000		Marion County, OH Health Care Facilities, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC)	13,565,000
2,930,000		Ohio State Higher Educational Facilities Commission Weekly VRDNs (Wilberforce College)/(Fifth Third Bank, Cincinnati LOC)	2,930,000
9,995,000	[1]	Ohio State Turnpike Commission, Class A Certificates (Series 2002-200) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ)	9,995,000
6,600,000	[1]	Ohio State Turnpike Commission, Floater Certificates 1998-71 Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	6,600,000
4,605,000		Ohio State University, (Series 1999 B2) Weekly VRDNs	4,605,000
16,230,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC)	16,230,000
		TOTAL	105,165,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Pennsylvania--0.6%
$2,000,000		Montgomery County, PA IDA Weekly VRDNs (Plymouth Woods)/(PNC Bank, N.A. LOC)	$2,000,000
600,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC)	600,000
2,600,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002A) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	2,600,000
11,780,000		Pennsylvania State Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Holy Family University)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	11,780,000
		TOTAL	16,980,000
		South Carolina--1.0%
7,485,000	[1]	Greer, SC Combined Utility System, MERLOTS (Series 2002 A-30) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	7,485,000
8,235,000	[1]	Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	8,235,000
11,010,000	[1]	Piedmont Municipal Power Agency, SC, MERLOTS (Series 2000 A5), 2.11% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	11,010,000
		TOTAL	26,730,000
		South Dakota--0.1%
2,835,000	[1]	South Dakota Housing Development Authority, MERLOTS (Series 2001 A32), 2.11% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	2,835,000
		Tennessee--0.5%
5,855,000		Jackson, TN Energy Authority, (Series 2002) Weekly VRDNs (Jackson, TN Gas System)/(FSA INS)/(SunTrust Bank LIQ)	5,855,000
590,000		Montgomery County, TN Public Building Authority, Pooled Financing Revenue Bonds (Series 1996) Weekly VRDNs (Montgomery County Loan)/(Bank of America N.A. LOC)	590,000
4,995,000	[1]	Shelby County, TN Health Education & Housing Facilities Board, PUTTERs (Series 254) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)/ (J.P. Morgan Chase Bank, N.A. LOC)	4,995,000
100,000		Washington County, TN IDB, (Series 1996) Weekly VRDNs (Springbrook Properties)/(SunTrust Bank LOC)	100,000
2,500,000		Williamson County, TN, (Series 2000) Weekly VRDNs (Brentwood Academy)/(Amsouth Bank N.A., Birmingham, AL LOC)	2,500,000
		TOTAL	14,040,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Texas--12.2%
$10,000,000	[1]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 1998-24) Weekly VRDNs (Barbers Hill, TX Independent School District)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ)	$10,000,000
2,760,000	[1]	Austin, TX Electric Utility System, (PT-1699) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,760,000
6,605,000	[1]	Austin, TX Water and Wastewater System, MERLOTS (Series 2002-A1) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	6,605,000
18,245,000	[1]	Austin, TX, MERLOTS (Series 2000 A3), 2.11% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	18,245,000
8,000,000		Brazoria County, TX Health Facilities Development Corp., (Series 1999) Weekly VRDNs (Brazosport Memorial Hospital)/(J.P. Morgan Chase Bank, N.A. LOC)	8,000,000
24,125,000		Brazos River Authority, TX, (Series 2001 D-1) Weekly VRDNs (TXU Energy)/(Wachovia Bank N.A. LOC)	24,125,000
17,300,000		Brazos River Authority, TX, (Series 2001 D-2) Weekly VRDNs (TXU Energy)/(Wachovia Bank N.A. LOC)	17,300,000
5,000,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America N.A. LOC)	5,000,000
900,000		Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.)	900,000
7,290,000	[1]	Duncanville, TX Independent School District, (Series 2003 SGA 149) Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Societe Generale, Paris LIQ)	7,290,000
21,000,000		Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993) Daily VRDNs (BP Amoco Corp.)	21,000,000
12,800,000		Gulf Coast, TX Waste Disposal Authority, (Series 1993) Daily VRDNs (BP Amoco Corp.)	12,800,000
4,200,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994) Daily VRDNs (BP Amoco Corp.)	4,200,000
10,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1998) Daily VRDNs (BP Amoco Corp.)	10,000,000
2,100,000		Gulf Coast, TX Waste Disposal Authority, (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD)	2,100,000
12,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 2005) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD)	12,500,000
955,000		Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.)	955,000
2,700,000		Houston, TX Higher Education Finance Corp., (Series 2000) Weekly VRDNs (Houston Baptist University Project)/(J.P. Morgan Chase Bank, N.A. LOC)	2,700,000
4,985,000	[1]	Houston, TX Housing Finance Corp., (PT-2101) Weekly VRDNs (Sweetwater Point Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	4,985,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Texas--continued
$20,075,000	[1]	Houston, TX Water & Sewer System, Class A Certificates (Series 2002-187) Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	$20,075,000
6,525,000	[1]	Houston, TX Water & Sewer System, Variable Certificates (Series 2002F) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	6,525,000
40,000,000		Houston, TX, (Series A), 2.65% CP, Mandatory Tender 10/17/2005	40,000,000
		Short-Term Municipals--continuied
930,000		North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/(Bank of America N.A. LOC)	930,000
29,310,000	[1]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 2.75% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 1/25/2006	29,310,000
8,190,000	[1]	San Antonio, TX Electric & Gas System, (PT-1706) Weekly VRDNs (BNP Paribas SA LIQ)	8,190,000
3,000,000		Splendora, TX Higher Education Facilities Corp., (Series 2001) Weekly VRDNs (Oak Cliff Bible Fellowship)/(Bank of America N.A. LOC)	3,000,000
20,000,000		Texas State Department of Housing & Community Affairs, (Series 2005A) Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ)	20,000,000
4,695,000	[1]	Texas State Transportation Commission, Macon Trust (Series 2005I) Weekly VRDNs (Texas State)/(Bank of America N.A. LIQ)	4,695,000
25,000,000		Texas State, (Series 2005), 4.50% TRANs, 8/31/2006	25,333,082
		TOTAL	329,523,082
		Utah--1.2%
29,350,000		Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC)	29,350,000
2,600,000		Weber County, UT IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC)	2,600,000
		TOTAL	31,950,000
		Virginia--1.4%
880,000		Alexandria, VA IDA, (Series 1999) Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC)	880,000
3,875,000		Alexandria, VA Redevelopment and Housing Authority, (Series 2001) Weekly VRDNs (Potomac West Apartments)/(SunTrust Bank LOC)	3,875,000
2,170,000		Fairfax County, VA EDA, (Series 2002) Weekly VRDNs (Wolf Trap Foundation for the Performing Arts)/(Bank of America N.A. LOC)	2,170,000
2,400,000		Fairfax County, VA EDA, (Series 2003) Weekly VRDNs (George Mason University Foundation, Inc.)/(SunTrust Bank LOC)	2,400,000
10,000,000	[1]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 2.98% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/7/2006	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Virginia--continued
$12,900,000		Henrico County, VA EDA, (Series 2000) Weekly VRDNs (White Oak Semiconductor LP)/(Citibank N.A., New York LOC)	$12,900,000
2,850,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health System)	2,850,000
1,625,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ)	1,625,000
		TOTAL	36,700,000
		Washington--4.0%
30,000,000		Energy Northwest, WA, Electric Revenue Bonds (Series 2003-E: Project No. 3) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC)	30,000,000
6,995,000	[1]	Energy Northwest, WA, (PT-734) Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ)	6,995,000
2,600,000		Everett, WA Weekly VRDNs (Bank of America N.A. LOC)	2,600,000
9,835,000	[1]	Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A42), 2.11% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	9,835,000
7,915,000	[1]	Seattle, WA Municipal Light & Power, (PT-760) Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ)	7,915,000
13,250,000		Tacoma, WA Housing Authority, (Series 2001: Sunset Apartments) Weekly VRDNs (South Hill Associates LP)/(FNMA LOC)	13,250,000
19,300,000	[1]	Washington State, Class A Certificates (Series 2002-206) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ)	19,300,000
3,925,000	[1]	Washington State, (PT-1740) Weekly VRDNs (WestLB AG (GTD) LIQ)	3,925,000
7,300,000	[1]	Washington State, (PT-2095) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	7,300,000
7,990,000	[1]	Washington State, PUTTERs (Series 1000) Weekly VRDNs (AMBAC INS)/(Dresdner Bank AG, Frankfurt LIQ)	7,990,000
		TOTAL	109,110,000
		West Virginia--0.4%
10,500,000		Grant County, WV County Commission, PCRB (Series 1994), 2.70% CP (Virginia Electric & Power Co.), Mandatory Tender 10/3/2005	10,500,000
		Wisconsin--2.5%
2,650,000		Combined Locks, WI, Revenue Refunding Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(LaSalle Bank, N.A. LOC)	2,650,000
23,000,000		Franklin, WI Community Development Authority, (Series 2002) Weekly VRDNs (Indian Community School of Milwaukee, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	23,000,000
1,550,000		Superior, WI, (Series 1998) Weekly VRDNs (Partridge River Superior, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC)	1,550,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Wisconsin--continued
$10,100,000		Wisconsin Center District, (Series 2001A) Weekly VRDNs (U.S. Bank, N.A. LOC)	$10,100,000
17,800,000		Wisconsin Housing & EDA, (Series 2004E) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ)	17,800,000
6,900,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ)	6,900,000
1,345,000		Wisconsin State HEFA, (Series 1997) Weekly VRDNs (16th Street Community Health Center, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	1,345,000
5,355,000		Wisconsin State HEFA, (Series 1997) Weekly VRDNs (Cedar Crest, Inc.)/ (J.P. Morgan Chase Bank, N.A. LOC)	5,355,000
		TOTAL	68,700,000
		TOTAL MUNICIPAL INVESTMENTS--98.7% (AT AMORTIZED COST) [2]	2,672,551,933
		OTHER ASSETS AND LIABILITIES - NET--1.3%	35,855,974
		TOTAL NET ASSETS--100%	$2,708,407,907

Securities that are subject to the federal alternative minimum tax (AMT) represent 15.3% of the portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2005, these securities amounted to $1,034,784,273 which represents 38.2% of total net assets.

2 Also represents cost for federal tax purposes. The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At September 30, 2005, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
98.68%	1.32%

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB(s)	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SA	--Support Agreement
SPEARs	--Short Puttable Exempt Adjustable Receipts
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Offer Certificates
TOPs	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$2,672,551,933
Cash		1,782,166
Income receivable		10,079,358
Receivable for shares sold		28,241,547
TOTAL ASSETS		2,712,655,004
Liabilities:
Payable for transfer and dividend disbursing agent fees and expenses	$148,707
Payable for shares redeemed	2,243,764
Income distribution payable	1,499,227
Payable for Directors'/Trustees' fees	121
Payable for shareholder services fee (Note 5)	321,172
Accrued expenses	34,106
TOTAL LIABILITIES		4,247,097
Net assets for 2,708,486,277 shares outstanding		$2,708,407,907
Net Assets Consist of:
Paid-in capital		$2,708,437,270
Accumulated net realized loss on investments		(28,789)
Accumulated net investment income (loss)		(574)
TOTAL NET ASSETS		$2,708,407,907
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$2,514,649,645 ÷ 2,514,642,172 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$193,758,262 ÷ 193,844,105 shares outstanding, no par value, unlimited shares authorized		$1.00

Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2005 (unaudited)

Investment Income:
Interest			$34,666,502
Expenses:
Investment adviser fee (Note 5)		$6,913,958
Administrative personnel and services fee (Note 5)		1,106,862
Custodian fees		71,129
Transfer and dividend disbursing agent fees and expenses--Investment Shares		934,380
Transfer and dividend disbursing agent fees and expenses--Institutional Services Shares		4,486
Directors'/Trustees' fees		9,855
Auditing fees		6,681
Legal fees		23,640
Portfolio accounting fees		86,277
Shareholder services fee--Investment Shares (Note 5)		3,189,276
Shareholder services fee--Institutional Service Shares (Note 5)		266,041
Share registration costs		48,693
Printing and postage		72,470
Insurance premiums		13,158
Miscellaneous		6,267
TOTAL EXPENSES		12,753,173
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(829,390)
Waiver of administrative personnel and services fee	(53,175)
Waiver of shareholder services fee--Investment Shares	(1,275,322)
Waiver of shareholder services fee--Institutional Service Shares	(212,630)
Reimbursement of investment adviser fee	(261,310)
TOTAL WAIVERS AND REIMBURSEMENT		(2,631,827)
Net expenses			10,121,346
Net investment income			24,545,156
Net realized loss on investments			(7,538)
Change in net assets resulting from operations			$24,537,618

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2005	Year Ended 3/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$24,545,156	$20,836,685
Net realized loss on investments	(7,538)	(19,387)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	24,537,618	20,817,298
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(22,491,426)	(18,836,532)
Institutional Service Shares	(2,055,687)	(1,998,406)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(24,547,113)	(20,834,938)
Share Transactions:
Proceeds from sale of shares	5,064,754,264	8,885,623,951
Net asset value of shares issued to shareholders in payment of distributions declared	22,578,859	18,688,190
Cost of shares redeemed	(5,111,268,828)	(8,842,902,914)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(23,935,705)	61,409,227
Change in net assets	(23,945,200)	61,391,587
Net Assets:
Beginning of period	2,732,353,107	2,670,961,520
End of period (including accumulated net investment income (loss) of $(574) and $1,383, respectively)	$2,708,407,907	$2,732,353,107

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Tax-Free Instruments Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations. The Fund offers two classes of shares: Investment Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income exempt from federal income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax, and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gain and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except each class bears certain expenses unique to that class such as transfer and dividend disbursing agent and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (Trustees). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At September 30, 2005, capital paid-in aggregated $2,708,437,270.

The following tables summarize share activity:

	Six Months Ended 9/30/2005	Year Ended 3/31/2005
Investment Shares:
Shares sold	4,693,678,847	8,221,576,916
Shares issued to shareholders in payment of distributions declared	21,836,804	17,952,293
Shares redeemed	(4,712,522,757)	(8,189,757,687)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	2,992,894	49,771,522

	Six Months Ended 9/30/2005	Year Ended 3/31/2005
Institutional Service Shares:
Shares sold	371,075,417	664,047,035
Shares issued to shareholders in payment of distributions declared	742,094	735,897
Shares redeemed	(398,746,071)	(653,145,227)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(26,928,560)	11,637,705
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(23,935,666)	61,409,227

4. FEDERAL TAX INFORMATION

At March 31, 2005, the Fund had a capital loss carryforward of $21,251 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 1,866
2013	$19,385

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2005, the Adviser voluntarily waived $829,390 of its fee.

Commencing on December 7, 2004 and continuing through October 31, 2005, the Adviser is reimbursing daily a portion of the investment advisory fee. When completed, the total amount of the reimbursement will equal the taxable security gains that would have been recognized by the Fund had certain interfund transactions with other funds managed by the Adviser or an affiliate of the Adviser not occurred. This reimbursement amounted to $261,310 for the six months ended September 30, 2005.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Investment Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended September 30, 2005, FSSC voluntarily waived $1,487,952 of its fee. For the six months ended September 30, 2005, FSSC did not retain any fees paid by the fund.

Interfund Transactions

During the six months ended September 30, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,677,738,000 and $1,153,410,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. During the year ending December 31, 2004, the Fund's performance was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N195
Cusip 60934N187

8110107 (11/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.           Code of Ethics

                  Not Applicable

Item 3.           Audit Committee Financial Expert

                  Not Applicable

Item 4.           Principal Accountant Fees and Services

                  Not Applicable

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-
                  End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Money Market Obligations Trust

By                /S/ Richard J. Thomas
                  Richard J. Thomas
                  Principal Financial Officer
                  (insert name and title)

Date              November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/ J. Christopher Donahue
                  J. Christopher Donahue
                  Principal Executive Officer

Date              November 22, 2005

By                /S/ Richard J. Thomas
                  Richard J. Thomas
                  Principal Financial Officer

Date              November 22, 2005